Leases (Details) - Schedule of Supplemental Balance Sheet Information Related to the Leases ¥ in Thousands, $ in Thousands	Aug. 31, 2023 CNY (¥)	Aug. 31, 2023 USD ($)	Aug. 31, 2022 CNY (¥)
Leases [Abstract]
ROU assets	¥ 1,549,447	$ 213,475	¥ 1,453,833
Operating lease liabilities – current	125,447	17,283	104,515
Operating lease liabilities – non current	¥ 1,523,242	$ 209,865	¥ 1,439,239
Weighted-average remaining lease term	12 years 9 months 21 days	12 years 9 months 21 days	13 years 5 months 12 days
Weight-average discount rate	4.14%	4.14%	4.17%